Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000130213 [Member] | NR [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000130213 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000130213 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000130213 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000130213 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000130213 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	27.70%
C000130213 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	40.60%
C000130213 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%
C000007161 [Member] | NR [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000007161 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000007161 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000007161 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000007161 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000007161 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	27.70%
C000007161 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	40.60%
C000007161 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%
C000007163 [Member] | NR [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000007163 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000007163 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000007163 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000007163 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000007163 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	27.70%
C000007163 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	40.60%
C000007163 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%
C000007162 [Member] | NR [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000007162 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000007162 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000007162 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000007162 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000007162 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	27.70%
C000007162 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	40.60%
C000007162 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%
C000007189 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.70%
Percent of Total Short Exposure	4.60%
C000007189 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	14.70%
Percent of Total Short Exposure	20.40%
C000007189 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	8.80%
Percent of Total Short Exposure	10.10%
C000007189 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	1.80%
Percent of Total Short Exposure	2.60%
C000007189 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.70%
Percent of Total Short Exposure	3.10%
C000007189 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	9.20%
Percent of Total Short Exposure	8.60%
C000007189 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.10%
Percent of Total Short Exposure	8.20%
C000007189 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	10.90%
Percent of Total Short Exposure	15.60%
C000007189 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	14.50%
Percent of Total Short Exposure	16.70%
C000007189 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.90%
Percent of Total Short Exposure	1.30%
C000007189 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	7.30%
Percent of Total Short Exposure	8.80%
C000007189 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Long Exposure	22.40%
C000081099 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.70%
Percent of Total Short Exposure	4.60%
C000081099 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	14.70%
Percent of Total Short Exposure	20.40%
C000081099 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	8.80%
Percent of Total Short Exposure	10.10%
C000081099 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	1.80%
Percent of Total Short Exposure	2.60%
C000081099 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.70%
Percent of Total Short Exposure	3.10%
C000081099 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	9.20%
Percent of Total Short Exposure	8.60%
C000081099 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.10%
Percent of Total Short Exposure	8.20%
C000081099 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	10.90%
Percent of Total Short Exposure	15.60%
C000081099 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	14.50%
Percent of Total Short Exposure	16.70%
C000081099 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.90%
Percent of Total Short Exposure	1.30%
C000081099 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	7.30%
Percent of Total Short Exposure	8.80%
C000081099 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Long Exposure	22.40%
C000081100 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.70%
Percent of Total Short Exposure	4.60%
C000081100 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	14.70%
Percent of Total Short Exposure	20.40%
C000081100 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	8.80%
Percent of Total Short Exposure	10.10%
C000081100 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	1.80%
Percent of Total Short Exposure	2.60%
C000081100 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.70%
Percent of Total Short Exposure	3.10%
C000081100 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	9.20%
Percent of Total Short Exposure	8.60%
C000081100 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.10%
Percent of Total Short Exposure	8.20%
C000081100 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	10.90%
Percent of Total Short Exposure	15.60%
C000081100 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	14.50%
Percent of Total Short Exposure	16.70%
C000081100 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.90%
Percent of Total Short Exposure	1.30%
C000081100 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	7.30%
Percent of Total Short Exposure	8.80%
C000081100 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Long Exposure	22.40%
C000134566 [Member] | Others each less than 3 0 [Member]
Holdings [Line Items]
Percent of Total Investments	20.60%
C000134566 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	22.40%
C000134566 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	17.50%
C000134566 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	9.20%
C000134566 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	18.70%
C000134566 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	9.80%
C000134566 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000173218 [Member] | Others each less than 3 0 [Member]
Holdings [Line Items]
Percent of Total Investments	20.60%
C000173218 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	22.40%
C000173218 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	17.50%
C000173218 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	9.20%
C000173218 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	18.70%
C000173218 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	9.80%
C000173218 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000190875 [Member] | Others each less than 3 0 [Member]
Holdings [Line Items]
Percent of Total Investments	20.60%
C000190875 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	22.40%
C000190875 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	17.50%
C000190875 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	9.20%
C000190875 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	18.70%
C000190875 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	9.80%
C000190875 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000190874 [Member] | Others each less than 3 0 [Member]
Holdings [Line Items]
Percent of Total Investments	20.60%
C000190874 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	22.40%
C000190874 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	17.50%
C000190874 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	9.20%
C000190874 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	18.70%
C000190874 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	9.80%
C000190874 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000190873 [Member] | Others each less than 3 0 [Member]
Holdings [Line Items]
Percent of Total Investments	20.60%
C000190873 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	22.40%
C000190873 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	17.50%
C000190873 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	9.20%
C000190873 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	18.70%
C000190873 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	9.80%
C000190873 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000007192 [Member] | Others each less than 3 0 [Member]
Holdings [Line Items]
Percent of Total Investments	20.60%
C000007192 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	22.40%
C000007192 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	17.50%
C000007192 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	9.20%
C000007192 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	18.70%
C000007192 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	9.80%
C000007192 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000007191 [Member] | Others each less than 3 0 [Member]
Holdings [Line Items]
Percent of Total Investments	20.60%
C000007191 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	22.40%
C000007191 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	17.50%
C000007191 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	9.20%
C000007191 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	18.70%
C000007191 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	9.80%
C000007191 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000017326 [Member] | Others each less than 3 0 [Member]
Holdings [Line Items]
Percent of Total Investments	20.60%
C000017326 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	22.40%
C000017326 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	17.50%
C000017326 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	9.20%
C000017326 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	18.70%
C000017326 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	9.80%
C000017326 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000007193 [Member] | Others each less than 3 0 [Member]
Holdings [Line Items]
Percent of Total Investments	20.60%
C000007193 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	22.40%
C000007193 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	17.50%
C000007193 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	9.20%
C000007193 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	18.70%
C000007193 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	9.80%
C000007193 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000007217 [Member] | Others each less than 3 0 [Member]
Holdings [Line Items]
Percent of Total Investments	14.50%
C000007217 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	5.40%
C000007217 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	9.90%
C000007217 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	9.90%
C000007217 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	21.60%
C000007217 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	5.10%
C000007217 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	3.80%
C000007217 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	3.40%
C000007217 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	13.10%
C000007217 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	6.70%
C000007217 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	3.60%
C000007217 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000007219 [Member] | Others each less than 3 0 [Member]
Holdings [Line Items]
Percent of Total Investments	14.50%
C000007219 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	5.40%
C000007219 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	9.90%
C000007219 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	9.90%
C000007219 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	21.60%
C000007219 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	5.10%
C000007219 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	3.80%
C000007219 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	3.40%
C000007219 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	13.10%
C000007219 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	6.70%
C000007219 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	3.60%
C000007219 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000007216 [Member] | Others each less than 3 0 [Member]
Holdings [Line Items]
Percent of Total Investments	14.50%
C000007216 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	5.40%
C000007216 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	9.90%
C000007216 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	9.90%
C000007216 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	21.60%
C000007216 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	5.10%
C000007216 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	3.80%
C000007216 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	3.40%
C000007216 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	13.10%
C000007216 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	6.70%
C000007216 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	3.60%
C000007216 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000070619 [Member] | Others each less than 3 0 [Member]
Holdings [Line Items]
Percent of Total Investments	14.50%
C000070619 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	5.40%
C000070619 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	9.90%
C000070619 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	9.90%
C000070619 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	21.60%
C000070619 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	5.10%
C000070619 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	3.80%
C000070619 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	3.40%
C000070619 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	13.10%
C000070619 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	6.70%
C000070619 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	3.60%
C000070619 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000033527 [Member] | Others each less than 3 0 [Member]
Holdings [Line Items]
Percent of Total Investments	14.50%
C000033527 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	5.40%
C000033527 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	9.90%
C000033527 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	9.90%
C000033527 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	21.60%
C000033527 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	5.10%
C000033527 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	3.80%
C000033527 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	3.40%
C000033527 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	13.10%
C000033527 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	6.70%
C000033527 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	3.60%
C000033527 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000093772 [Member] | Others each less than 3 0 [Member]
Holdings [Line Items]
Percent of Total Investments	14.50%
C000093772 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	5.40%
C000093772 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	9.90%
C000093772 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	9.90%
C000093772 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	21.60%
C000093772 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	5.10%
C000093772 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	3.80%
C000093772 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	3.40%
C000093772 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	13.10%
C000093772 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	6.70%
C000093772 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	3.60%
C000093772 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000093774 [Member] | Others each less than 3 0 [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%
C000093774 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	4.70%
C000093774 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	8.10%
C000093774 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	8.00%
C000093774 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	4.60%
C000093774 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	21.00%
C000093774 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	3.80%
C000093774 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	4.90%
C000093774 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	3.20%
C000093774 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	12.20%
C000093774 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	8.90%
C000093774 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	3.40%
C000093774 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000173219 [Member] | Others each less than 3 0 [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%
C000173219 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	4.70%
C000173219 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	8.10%
C000173219 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	8.00%
C000173219 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	4.60%
C000173219 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	21.00%
C000173219 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	3.80%
C000173219 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	4.90%
C000173219 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	3.20%
C000173219 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	12.20%
C000173219 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	8.90%
C000173219 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	3.40%
C000173219 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000070620 [Member] | Others each less than 3 0 [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%
C000070620 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	4.70%
C000070620 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	8.10%
C000070620 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	8.00%
C000070620 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	4.60%
C000070620 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	21.00%
C000070620 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	3.80%
C000070620 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	4.90%
C000070620 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	3.20%
C000070620 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	12.20%
C000070620 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	8.90%
C000070620 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	3.40%
C000070620 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000007228 [Member] | Others each less than 3 0 [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%
C000007228 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	4.70%
C000007228 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	8.10%
C000007228 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	8.00%
C000007228 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	4.60%
C000007228 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	21.00%
C000007228 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	3.80%
C000007228 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	4.90%
C000007228 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	3.20%
C000007228 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	12.20%
C000007228 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	8.90%
C000007228 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	3.40%
C000007228 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000007227 [Member] | Others each less than 3 0 [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%
C000007227 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	4.70%
C000007227 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	8.10%
C000007227 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	8.00%
C000007227 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	4.60%
C000007227 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	21.00%
C000007227 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	3.80%
C000007227 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	4.90%
C000007227 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	3.20%
C000007227 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	12.20%
C000007227 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	8.90%
C000007227 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	3.40%
C000007227 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000034831 [Member] | Others each less than 3 0 [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%
C000034831 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	4.70%
C000034831 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	8.10%
C000034831 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	8.00%
C000034831 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	4.60%
C000034831 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	21.00%
C000034831 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	3.80%
C000034831 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	4.90%
C000034831 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	3.20%
C000034831 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	12.20%
C000034831 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	8.90%
C000034831 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	3.40%
C000034831 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000007229 [Member] | Others each less than 3 0 [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%
C000007229 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	4.70%
C000007229 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	8.10%
C000007229 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	8.00%
C000007229 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	4.60%
C000007229 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	21.00%
C000007229 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	3.80%
C000007229 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	4.90%
C000007229 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	3.20%
C000007229 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	12.20%
C000007229 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	8.90%
C000007229 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	3.40%
C000007229 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000007295 [Member] | Others each less than 3 0 [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000007295 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	14.90%
C000007295 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	13.00%
C000007295 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	5.30%
C000007295 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	14.10%
C000007295 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	4.10%
C000007295 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	17.60%
C000007295 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	5.60%
C000007295 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	8.10%
C000007295 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000007297 [Member] | Others each less than 3 0 [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000007297 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	14.90%
C000007297 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	13.00%
C000007297 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	5.30%
C000007297 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	14.10%
C000007297 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	4.10%
C000007297 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	17.60%
C000007297 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	5.60%
C000007297 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	8.10%
C000007297 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000007293 [Member] | Others each less than 3 0 [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000007293 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	14.90%
C000007293 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	13.00%
C000007293 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	5.30%
C000007293 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	14.10%
C000007293 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	4.10%
C000007293 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	17.60%
C000007293 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	5.60%
C000007293 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	8.10%
C000007293 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000007294 [Member] | Others each less than 3 0 [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000007294 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	14.90%
C000007294 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	13.00%
C000007294 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	5.30%
C000007294 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	14.10%
C000007294 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	4.10%
C000007294 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	17.60%
C000007294 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	5.60%
C000007294 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	8.10%
C000007294 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000205200 [Member] | Others each less than 3 0 [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000205200 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	14.90%
C000205200 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	13.00%
C000205200 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	5.30%
C000205200 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	14.10%
C000205200 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	4.10%
C000205200 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	17.60%
C000205200 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	5.60%
C000205200 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	8.10%
C000205200 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000195048 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000195048 [Member] | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000195048 [Member] | Equity Linked Notes [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000195048 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000195048 [Member] | Loan Participations and Assignments [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000195048 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000195048 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	30.80%
C000195048 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000195048 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	32.90%
C000195048 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000042873 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000042873 [Member] | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000042873 [Member] | Equity Linked Notes [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000042873 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000042873 [Member] | Loan Participations and Assignments [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000042873 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000042873 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	30.80%
C000042873 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000042873 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	32.90%
C000042873 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000042872 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000042872 [Member] | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000042872 [Member] | Equity Linked Notes [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000042872 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000042872 [Member] | Loan Participations and Assignments [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000042872 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000042872 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	30.80%
C000042872 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000042872 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	32.90%
C000042872 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000042871 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000042871 [Member] | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000042871 [Member] | Equity Linked Notes [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000042871 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000042871 [Member] | Loan Participations and Assignments [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000042871 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000042871 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	30.80%
C000042871 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000042871 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	32.90%
C000042871 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000097802 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000097802 [Member] | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
C000097802 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%
C000097802 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000097802 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	51.00%
C000097802 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000097802 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000097802 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000097803 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000097803 [Member] | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
C000097803 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%
C000097803 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000097803 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	51.00%
C000097803 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000097803 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000097803 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000097804 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000097804 [Member] | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
C000097804 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%
C000097804 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000097804 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	51.00%
C000097804 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000097804 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000097804 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000097805 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000097805 [Member] | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
C000097805 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%
C000097805 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000097805 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	51.00%
C000097805 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000097805 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000097805 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000205205 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000205205 [Member] | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
C000205205 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%
C000205205 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000205205 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	51.00%
C000205205 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000205205 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000205205 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000205204 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000205204 [Member] | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
C000205204 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%
C000205204 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000205204 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	51.00%
C000205204 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000205204 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000205204 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000205203 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000205203 [Member] | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
C000205203 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%
C000205203 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000205203 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	51.00%
C000205203 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000205203 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000205203 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000195049 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000195049 [Member] | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
C000195049 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%
C000195049 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000195049 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	51.00%
C000195049 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000195049 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000195049 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000106404 [Member] | Others each less than 3 0 [Member]
Holdings [Line Items]
Percent of Total Investments	23.10%
C000106404 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	8.00%
C000106404 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	6.40%
C000106404 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	7.30%
C000106404 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	3.60%
C000106404 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	9.40%
C000106404 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	8.50%
C000106404 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	13.10%
C000106404 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	7.00%
C000106404 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	7.60%
C000106404 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	4.30%
C000106404 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000106403 [Member] | Others each less than 3 0 [Member]
Holdings [Line Items]
Percent of Total Investments	23.10%
C000106403 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	8.00%
C000106403 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	6.40%
C000106403 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	7.30%
C000106403 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	3.60%
C000106403 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	9.40%
C000106403 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	8.50%
C000106403 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	13.10%
C000106403 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	7.00%
C000106403 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	7.60%
C000106403 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	4.30%
C000106403 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000106402 [Member] | Others each less than 3 0 [Member]
Holdings [Line Items]
Percent of Total Investments	23.10%
C000106402 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	8.00%
C000106402 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	6.40%
C000106402 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	7.30%
C000106402 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	3.60%
C000106402 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	9.40%
C000106402 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	8.50%
C000106402 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	13.10%
C000106402 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	7.00%
C000106402 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	7.60%
C000106402 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	4.30%
C000106402 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000106401 [Member] | Others each less than 3 0 [Member]
Holdings [Line Items]
Percent of Total Investments	23.10%
C000106401 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	8.00%
C000106401 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	6.40%
C000106401 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	7.30%
C000106401 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	3.60%
C000106401 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	9.40%
C000106401 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	8.50%
C000106401 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	13.10%
C000106401 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	7.00%
C000106401 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	7.60%
C000106401 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	4.30%
C000106401 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000106400 [Member] | Others each less than 3 0 [Member]
Holdings [Line Items]
Percent of Total Investments	23.10%
C000106400 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	8.00%
C000106400 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	6.40%
C000106400 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	7.30%
C000106400 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	3.60%
C000106400 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	9.40%
C000106400 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	8.50%
C000106400 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	13.10%
C000106400 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	7.00%
C000106400 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	7.60%
C000106400 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	4.30%
C000106400 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000106399 [Member] | Others each less than 3 0 [Member]
Holdings [Line Items]
Percent of Total Investments	23.10%
C000106399 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	8.00%
C000106399 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	6.40%
C000106399 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	7.30%
C000106399 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	3.60%
C000106399 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	9.40%
C000106399 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	8.50%
C000106399 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	13.10%
C000106399 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	7.00%
C000106399 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	7.60%
C000106399 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	4.30%
C000106399 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%